Gain (Loss) on Sales and Write-Down of Vessels $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) vessel	Dec. 31, 2023 USD ($) vessel	Dec. 31, 2022 USD ($)
Property, Plant and Equipment [Abstract]
Asset Impairment Charges	(Write-down) Gain and Gain (Loss) on Sales of Vessels
The following table provides information on the Company's (write-down) gain and gain (loss) on sales of vessels for the years presented in these consolidated financial statements:

		December 31, 2024	December 31, 2023	December 31, 2022
Segment	Asset Type	$	$	$
LNG (notes 6 and 18a)	LNG Carriers	(387,109)	35,807	(52,004)
NGL (note 18b)	Multi-gas Carriers	4,339	(7,816)	(2,393)
(Write-down) gain and gain (loss) on sales of vessels		(382,770)	27,991	(54,397)
a)In March 2022, the carrying values of two of the Company's LNG carriers, the Seapeak Arctic and the Seapeak Polar, were written down to their estimated fair values, using appraised values, as a result of changes in the Company's expectations of these vessels' future opportunities subsequent to the completion of their time-charter contracts in April 2022. The total impairment charge of $44.0 million for both vessels is included in (write-down) gain and gain (loss) on sales of vessels for the year ended December 31, 2022 in the Company's consolidated statement of (loss) income.
In December 2022, the Company recorded a further write-down on the Seapeak Arctic to its estimated sales value of $15.1 million based on its expected selling price as the vessel was being marketed for sale. The write-down of $8.0 million is included in (write-down) gain and gain (loss) on sales of vessels for the year ended December 31, 2022 in the Company's consolidated statement of (loss) income. In February 2023, the Seapeak Arctic was sold for net proceeds of $14.9 million, resulting in a loss on sale of $1.0 million, which is included in (write-down) gain and gain (loss) on sales of vessels for the year ended December 31, 2023 in the Company's consolidated statement of (loss) income.
In March 2023, the carrying value of the Seapeak Polar was further written-down to its estimated fair value, based on the recent sale of a similar vessel, as a result of further changes in the Company's expectations of this vessel's future opportunities subsequent to the completion of its time-charter contract in May 2023. The impairment charge of $7.5 million is included in (write-down) gain and gain (loss) on sales of vessels for the year ended December 31, 2023 in the Company's consolidated statement of (loss) income. In June 2023, the Seapeak Polar was sold for net proceeds of $14.7 million, resulting in a gain on sale of $0.5 million, which is included in (write-down) gain and gain (loss) on sales of vessels for the year ended December 31, 2023 in the Company's consolidated statement of (loss) income.
As at December 31, 2024, the Company’s LNG segment included seven steam turbine LNG carriers, the oldest vessels in the Company’s LNG fleet. The Company has made downward revisions to the outlook for this class of older vessel based on a combination of an oversupply of this type of vessel and reduced charterer interest due to their less efficient design. As such, the Company has reduced its forecast for future hire rate and its estimate of their useful lives from 35 to 25 years and increased the likelihood that three of the vessels may be sold in 2025. As a result, in December 2024, the carrying values of these vessels were written down to their estimated fair values. The total impairment charge of $387.1 million is included in (write-down) gain and gain (loss) on sales of vessels for the year ended December 31, 2024 in the Company's consolidated statement of (loss) income. The estimated fair value for four of the vessels were written down to their estimated fair values using a discounted cash flow approach with a discount rate of 7.98% based on the vessels operating to age 25, which includes the remaining duration of their existing long-term fixed-rate charter contracts. Of these four vessels, the three larger-capacity RasGas II Joint Venture vessels were assumed to be rechartered at a daily hire rate of $33,800. The estimated fair value for the other three vessels were written down to their estimated fair values of $16.0 million per vessel based on our knowledge of potential sale transactions of steam vessels within the marketplace.
b)     In June 2022, the Sonoma Spirit multi-gas carrier was sold and delivered to its buyer for net proceeds of $10.0 million, resulting in a gain on sale of $0.2 million, which is included in (write-down) gain and gain (loss) on sales of vessels for the year ended December 31, 2022 in the Company's consolidated statement of (loss) income.
In November 2022, the Company signed memorandum of agreements for the sales of the Seapeak Unikum and the Seapeak Vision multi-gas carriers for total net proceeds of $48.0 million and recorded a write-down of $2.6 million based on the expected net sales proceeds, which is included in (write-down) gain and gain (loss) on sales of vessels for the year ended December 31, 2022 in the Company's consolidated statement of (loss) income. The Seapeak Unikum was delivered to its buyer in March 2023 for net proceeds of $24.7 million, resulting in a gain on sale of $0.2 million, which is included in (write-down) gain and gain (loss) on sales of vessels for the year ended December 31, 2023 in the Company's consolidated statement of (loss) income. The Seapeak Vision was delivered to its buyer in April 2023 for net proceeds of $24.0 million, which approximated its net book value.
In December 2023, the Company signed memorandum of agreements for the sales of the Seapeak Napa, the Seapeak Cathinka and the Seapeak Camilla multi-gas carriers for total net proceeds of $22.3 million and recorded a write-down of $3.6 million based on the expected net sales proceeds, which is included in (write-down) gain and gain (loss) on sales of vessels for the year ended December 31, 2023 in the Company's consolidated statement of (loss) income. As at December 31, 2023, the vessels were classified as held for sale in the Company's consolidated balance sheet. In February 2024, the Seapeak Napa was delivered to its buyer for net proceeds of $10.4 million, resulting in a gain on sale of $0.5 million, which is included in (write-down) gain and gain (loss) on sales of vessels for the year ended December 31, 2024 in the Company's consolidated statement of (loss) income. In March 2024, the Seapeak Cathinka was delivered to its buyer for net proceeds of $6.5 million, resulting in a gain on sale of $0.2 million, which is included in (write-down) gain and gain (loss) on sales of vessels for the year ended December 31, 2024 in the Company's consolidated statement of (loss) income. In April 2024, the Seapeak Camilla was delivered to its buyer for net proceeds of $6.7 million, resulting in a gain on sale of $0.3 million, which is included in (write-down) gain and gain (loss) on sales of vessels for the year ended December 31, 2024 in the Company's consolidated statement of (loss) income.
In December 2023, the carrying value of the Seapeak Pan multi-gas carrier was written down to its estimated fair value as a result of changes in the Company's expectations of the vessel's future opportunities. The estimated fair value was determined with reference to the selling price from the recent sales of similar vessels, feedback from recent selling efforts relating to the vessel, the condition of one of the vessels which was required to undergo a scheduled drydocking in the first quarter of 2024 and prevailing prices for the recycling of vessels. The impairment charge of $4.5 million for the vessel is included in (write-down) gain and gain (loss) on sales of vessels for the year ended December 31, 2023 in the Company's consolidated statement of (loss) income. In August 2024, the Company sold the Seapeak Pan for net proceeds of $6.5 million, resulting in a gain on sale of $3.4 million which is included in (write-down) gain and gain (loss) on sales of vessels for the year ended December 31, 2024 in the Company's consolidated statement of (loss) income.

Write-down (gain) and (gain) loss on sales of vessels (notes 6 and 18)	$ 382,770	$ (27,991)	$ 54,397
Number of vessels | vessel	15	10
Asset Impairment Charges		$ 7,500	$ 44,000